Pension and Other Postretirement Employee Benefits (OPEB) Plans (Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2018	$ 11
2019	8
2020	8
2021	8
2022	9
2023-27	50
Other Postretirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2018	6
2019	7
2020	8
2021	8
2022	8
2023-27	$ 39